Accrued Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Allrites Holdings Pte Ltd And Subsidiaries [Member]
Accrued Expenses

Note 9 — Accrued Expenses

The following table summarizes accrued expenses at December 31:

	June 30, 2024	December 31, 2023
Accrued commission expense	$5,384	$7,170
Accrued payroll related expenses	62,211	61,168
Accrued professional fees	135,060	134,292
Total accrued expenses	$202,655	$202,630

Note 9 — Accrued Expenses

The following table summarizes accrued expenses at December 31:

	2023	2022
Accrued commission expense	$7,170	$7,037
Accrued payroll related expenses	61,168	-
Accrued research and development expenses	-	14,360
Accrued content acquisition expenses	-	2,700
Accrued professional fees	134,292	15,376
Accrued advertising and marketing expenses	-	4,290
Accrued office and general expenses	-	2,038
Accrued state taxes	-	825
Total accrued expenses	$202,630	$46,626